Debt - Summary of Principal Outstanding (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Oct. 30, 2023 USD ($)	Dec. 31, 2022 MXN ($)	May 31, 2022 USD ($)
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$	$ 1,577,509,797			$ 1,853,421,785	$ 1,984,689
Ten Point Zero Zero Zero Notes Due Two Thousand Thirty Three | Petróleos Mexicanos
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$			$ 1,972,663
Interest rate			10.00%
6.875% Notes due 2025
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$		$ 901,836
Interest rate	6.875%	6.875%
6.700% Notes due 2032
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$		$ 6,779,842
Interest rate	6.70%	6.70%
8.750% Notes due 2029
Disclosure Of Debt [Line Items]
Principal amount outstanding U.S.$		$ 1,984,688
Interest rate	8.75%	8.75%